Loans, borrowings, leases, cash and cash equivalents and short-term investments - Annual minimum payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 2,188
2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	241
2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	206
2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	172
2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	165
2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	1,404
Ports
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	1,052
Ports | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	68
Ports | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	62
Ports | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	61
Ports | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	60
Ports | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	801
Vessels
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	654
Vessels | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	65
Vessels | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	63
Vessels | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	62
Vessels | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	60
Vessels | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	404
Pellets plants
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	172
Pellets plants | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	36
Pellets plants | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	31
Pellets plants | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	10
Pellets plants | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	10
Pellets plants | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	85
Properties
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	157
Properties | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	47
Properties | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	27
Properties | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	23
Properties | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	21
Properties | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	39
Energy plants
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	85
Energy plants | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	7
Energy plants | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	7
Energy plants | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	6
Energy plants | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	6
Energy plants | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	59
Mining equipment and locomotives
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	68
Mining equipment and locomotives | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	18
Mining equipment and locomotives | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	16
Mining equipment and locomotives | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	10
Mining equipment and locomotives | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	8
Mining equipment and locomotives | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 16